Summary of Movement in Non-Vested Share Options (Detail) - Employee Stock Option - $ / shares	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Options Outstanding Number of Shares
Beginning Balance	968,853
Granted	256,191
Vested	(353,888)
Forfeited	(16,822)
Ending Balance	854,334
Weighted Average Exercise Price
Beginning balance	$ 42.14
Granted	69.61
Vested	37.04
Forfeited	32.27
Ending balance	52.69
Weighted Average Fair Value
Beginning Balance	13.69
Granted	20.10	$ 19.75
Vested	12.58
Forfeited	11.78
Ending Balance	$ 16.11